Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Feb. 06, 2025	Sep. 30, 2025	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
2025 Pay Versus Performance Table and Supporting Narrative
The below Pay Versus Performance table (“PVP Table”) provides information about compensation for the NEOs identified in this proxy statement, as well as those identified in the proxy statements for our 2024, 2023, 2022 and 2021 annual meetings (each of the years covered being referred to herein as a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years.
PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($mm)	Adjusted EPS(5)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2025	11,809,287	8,937,446	23,418,863	15,415,851	4,106,700	2,827,471	103	157	(354)	$12.03
2024	—	—	15,890,696	9,252,526	4,819,422	3,688,705	109	164	3,862	$12.43
2023	—	—	22,078,099	27,912,002	4,995,664	5,633,777	102	131	2,339	$11.51
2022	—	—	18,483,105	15,433,505	4,591,162	4,098,471	82	111	2,267	$10.41
2021	—	—	13,819,010	(8,914,361)	3,262,282	(577,492)	88	126	2,115	$9.02

Company Selected Measure Name			Adjusted EPS is our company-selected measure. Adjusted EPS is a non-GAAP financial measure. Refer to Appendix A for a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure, earnings per share from continuing operations for 2025 and 2024. Adjusted EPS was calculated in the same manner in prior years, except our calculation of Adjusted EPS beginning in fiscal 2023 began excluding the impact of non-service related components of net periodic benefit/cost for our defined benefit pension plans. Appendix A includes a discussion of this adjustment. For a reconciliation of Adjusted EPS for fiscal 2023 as reported in this table and utilized for compensation decisions made with respect to fiscal 2023 performance, refer to page 34 of our Annual Report on Form 10-K for the year ended September 30, 2023. For a reconciliation of Adjusted EPS for fiscal 2022 and fiscal 2021 as reported in this table and utilized for compensation decisions made with respect to fiscal 2022 and fiscal 2021 performance, refer to page 36 of our Annual Report on Form 10-K for the fiscal year ended September 30, 2022.
Named Executive Officers, Footnote
(1)Reflects compensation for our Chief Executive Officer, Eduardo Menezes, who served as our Principal Executive Officer (“PEO”) from February 7, 2025 until the end of fiscal 2025.
(2)Reflects compensation for our former Chief Executive Officer, Seifi Ghasemi, who served as our PEO from October 1, 2024 until February 6, 2025.
(3)Reflects average compensation for Melissa Schaeffer, Victoria Brifo, Brian Galovich, Francesco Maione and Sean Major in fiscal 2025, Sean Major, Melissa Schaeffer and Samir Serhan in fiscal 2024, 2023 and 2022, and Scott Crocco, Sean Major, Melissa Schaeffer and Samir Serhan in fiscal 2021, as shown in the Summary Compensation Table for the applicable year.

Peer Group Issuers, Footnote			The peer group used for TSR comparisons reflects the S&P Materials Index (the “S&P 500 Materials Index”), which is the same industry index shown in the performance graph comparing cumulative shareholder returns in the Company’s Annual Report on Form 10-K for each of the years reflected in the PVP Table.
Adjustment To PEO Compensation, Footnote
To calculate “compensation actually paid” for our CEO, former PEO and other NEOs for fiscal 2025, the following adjustments were made to Summary Compensation Table total pay.

	PEO	Former PEO	Other NEO Average
Adjustments	2025	2025(1)	2025(1)
Summary Compensation Table Total	$11,809,287	$23,418,863	$4,106,700
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($10,918,501)	($15,544,683)	($2,434,683)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end	$8,046,660	$6,069,975	$1,517,313
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	—	$4,565,331	$20,613
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end	—	($5,979,255)	($376,376)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	—	$2,019,239	$49,024
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY	—	—	($109,059)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	—	$870,881	$56,728
Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	($4,500)	($2,789)
Addition for the Service Cost for pension plans attributable to services rendered during the FY	—	—	—
Compensation Actually Paid	$8,937,446	$15,415,851	$2,827,471
(1)“Compensation actually paid” to our former PEO and other NEOs in 2025 includes severance payments of $7,251,382 to Mr. Ghasemi and severance payments of $1,545,712 to Mr. Major, respectively.
The fair value of performance shares subject to market-based performance measures have been calculated at each valuation date using a Monte Carlo simulation model. The assumptions used to calculate the grant date fair values were updated at each valuation date to reflect the then-current value of each variable.

Non-PEO NEO Average Total Compensation Amount			$ 4,106,700	$ 4,819,422	$ 4,995,664	$ 4,591,162	$ 3,262,282
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,827,471	3,688,705	5,633,777	4,098,471	(577,492)
Adjustment to Non-PEO NEO Compensation Footnote
To calculate “compensation actually paid” for our CEO, former PEO and other NEOs for fiscal 2025, the following adjustments were made to Summary Compensation Table total pay.

	PEO	Former PEO	Other NEO Average
Adjustments	2025	2025(1)	2025(1)
Summary Compensation Table Total	$11,809,287	$23,418,863	$4,106,700
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($10,918,501)	($15,544,683)	($2,434,683)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end	$8,046,660	$6,069,975	$1,517,313
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	—	$4,565,331	$20,613
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end	—	($5,979,255)	($376,376)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	—	$2,019,239	$49,024
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY	—	—	($109,059)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	—	$870,881	$56,728
Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	($4,500)	($2,789)
Addition for the Service Cost for pension plans attributable to services rendered during the FY	—	—	—
Compensation Actually Paid	$8,937,446	$15,415,851	$2,827,471
(1)“Compensation actually paid” to our former PEO and other NEOs in 2025 includes severance payments of $7,251,382 to Mr. Ghasemi and severance payments of $1,545,712 to Mr. Major, respectively.
The fair value of performance shares subject to market-based performance measures have been calculated at each valuation date using a Monte Carlo simulation model. The assumptions used to calculate the grant date fair values were updated at each valuation date to reflect the then-current value of each variable.

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP OF COMPENSATION ACTUALLY PAID AND TSR

Compensation Actually Paid to CEO
Compensation Actually Paid to Former CEO
Average Compensation Actually Paid to Other NEOs
Value of Initial Fixed $100 Investment Based on Air Products TSR
Value of Initial Fixed $100 Investment Based on S&P 500 Materials Index TSR

Compensation Actually Paid vs. Net Income
RELATIONSHIP OF COMPENSATION ACTUALLY PAID AND AIR PRODUCTS NET INCOME

Compensation Actually Paid to CEO
Compensation Actually Paid to Former CEO
Average Compensation Actually Paid to Other NEOs
Air Products Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP OF COMPENSATION ACTUALLY PAID AND AIR PRODUCTS ADJUSTED EARNINGS PER SHARE

Compensation Actually Paid to CEO
Compensation Actually Paid to Former CEO
Average Compensation Actually Paid to Other NEOs
Air Products Adjusted EPS

Total Shareholder Return Vs Peer Group
RELATIONSHIP OF COMPENSATION ACTUALLY PAID AND TSR

Compensation Actually Paid to CEO
Compensation Actually Paid to Former CEO
Average Compensation Actually Paid to Other NEOs
Value of Initial Fixed $100 Investment Based on Air Products TSR
Value of Initial Fixed $100 Investment Based on S&P 500 Materials Index TSR

Tabular List, Table
Tabular List of Company Performance Measures
The following table provides what we believe are the most important performance measures (including Adjusted EPS) we used to link compensation actually paid for our PEO, Former PEO and Other NEOs for fiscal 2025 to our performance. Further details on these measures and how they feature in our compensation plans can be found in our Compensation Discussion & Analysis.

Performance Measures
Adjusted EPS
Relative total shareholder return
Environmental, social and governance performance
Adjusted EBITDA
Americas Segment Adjusted EBITDA

Total Shareholder Return Amount							88	$ 82	$ 102	$ 109	$ 103
Peer Group Total Shareholder Return Amount							126	$ 111	$ 131	$ 164	$ 157
Net Income (Loss)			$ (354,000,000)	$ 3,862,000,000	$ 2,339,000,000	$ 2,267,000,000	$ 2,115,000,000
Company Selected Measure Amount			12.03	12.43	11.51	10.41	9.02
PEO Name	Reflects compensation for our former Chief Executive Officer, Seifi Ghasemi, who served as our PEO from October 1, 2024 until February 6, 2025.	Reflects compensation for our Chief Executive Officer, Eduardo Menezes, who served as our Principal Executive Officer (“PEO”) from February 7, 2025 until the end of fiscal 2025.		Reflects compensation for our former Chief Executive Officer, Seifi Ghasemi, who served as our PEO from October 1, 2024 until February 6, 2025.	Reflects compensation for our former Chief Executive Officer, Seifi Ghasemi, who served as our PEO from October 1, 2024 until February 6, 2025.	Reflects compensation for our former Chief Executive Officer, Seifi Ghasemi, who served as our PEO from October 1, 2024 until February 6, 2025.	Reflects compensation for our former Chief Executive Officer, Seifi Ghasemi, who served as our PEO from October 1, 2024 until February 6, 2025.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description			Adjusted EPS is our company-selected measure. Adjusted EPS is a non-GAAP financial measure. Refer to Appendix A for a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure, earnings per share from continuing operations for 2025 and 2024. Adjusted EPS was calculated in the same manner in prior years, except our calculation of Adjusted EPS beginning in fiscal 2023 began excluding the impact of non-service related components of net periodic benefit/cost for our defined benefit pension plans. Appendix A includes a discussion of this adjustment. For a reconciliation of Adjusted EPS for fiscal 2023 as reported in this table and utilized for compensation decisions made with respect to fiscal 2023 performance, refer to page 34 of our Annual Report on Form 10-K for the year ended September 30, 2023. For a reconciliation of Adjusted EPS for fiscal 2022 and fiscal 2021 as reported in this table and utilized for compensation decisions made with respect to fiscal 2022 and fiscal 2021 performance, refer to page 36 of our Annual Report on Form 10-K for the fiscal year ended September 30, 2022.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name			Environmental, social and governance performance
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name			Americas Segment Adjusted EBITDA
Menezes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,809,287	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			8,937,446	0	0	0	0
Ghasemi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			23,418,863	15,890,696	22,078,099	18,483,105	13,819,010
PEO Actually Paid Compensation Amount			15,415,851	$ 9,252,526	$ 27,912,002	$ 15,433,505	$ (8,914,361)
PEO | Menezes [Member] | Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,918,501)
PEO | Menezes [Member] | Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,046,660
PEO | Menezes [Member] | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Menezes [Member] | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Menezes [Member] | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Menezes [Member] | Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Menezes [Member] | Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Menezes [Member] | Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Menezes [Member] | Addition for the Service Cost for pension plans attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ghasemi [Member] | Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,544,683)
PEO | Ghasemi [Member] | Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,069,975
PEO | Ghasemi [Member] | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,565,331
PEO | Ghasemi [Member] | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,979,255)
PEO | Ghasemi [Member] | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,019,239
PEO | Ghasemi [Member] | Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ghasemi [Member] | Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			870,881
PEO | Ghasemi [Member] | Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,500)
PEO | Ghasemi [Member] | Addition for the Service Cost for pension plans attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,434,683)
Non-PEO NEO | Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,517,313
Non-PEO NEO | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,613
Non-PEO NEO | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,376)
Non-PEO NEO | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,024
Non-PEO NEO | Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(109,059)
Non-PEO NEO | Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,728
Non-PEO NEO | Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,789)
Non-PEO NEO | Addition for the Service Cost for pension plans attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0